UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02933

Fidelity Beacon Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report
for
Fidelity® Tax Managed Stock
Fund

July 31, 2008

1.804882.104

TMG-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
CONSUMER DISCRETIONARY - 8.3%
Diversified Consumer Services - 0.9%
Apollo Group, Inc. Class A (non-vtg.) (a)	9,400	$ 585,526
H&R Block, Inc.	40,000	973,200
		1,558,726
Hotels, Restaurants & Leisure - 1.8%
McDonald's Corp.	52,900	3,162,891
Household Durables - 0.3%
The Stanley Works	10,000	444,800
Internet & Catalog Retail - 0.4%
Priceline.com, Inc. (a)	5,700	655,215
Leisure Equipment & Products - 0.5%
Hasbro, Inc.	22,000	851,840
Media - 0.0%
E.W. Scripps Co. Class A	13,333	92,264
Multiline Retail - 0.3%
Big Lots, Inc. (a)	17,900	545,234
Specialty Retail - 0.4%
Ross Stores, Inc.	20,000	759,200
Textiles, Apparel & Luxury Goods - 3.7%
Coach, Inc. (a)	20,000	510,200
Deckers Outdoor Corp. (a)	4,400	497,244
FGX International Ltd.	24,300	281,880
G-III Apparel Group Ltd. (a)	24,800	397,544
Hanesbrands, Inc. (a)	20,000	428,800
NIKE, Inc. Class B	13,000	762,840
Phillips-Van Heusen Corp.	7,500	265,500
Polo Ralph Lauren Corp. Class A	9,400	556,198
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	16,600	313,740
VF Corp.	24,500	1,753,710
Warnaco Group, Inc. (a)	8,800	369,160
Wolverine World Wide, Inc.	14,200	379,566
		6,516,382
TOTAL CONSUMER DISCRETIONARY		14,586,552
CONSUMER STAPLES - 7.6%
Beverages - 1.9%
Molson Coors Brewing Co. Class B	61,600	3,324,552
Food & Staples Retailing - 2.5%
BJ's Wholesale Club, Inc. (a)	20,000	750,600
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Kroger Co.	36,100	$ 1,020,908
Nash-Finch Co.	21,500	848,605
SUPERVALU, Inc.	67,700	1,734,474
		4,354,587
Food Products - 1.0%
Tyson Foods, Inc. Class A	124,300	1,852,070
Personal Products - 0.2%
Nu Skin Enterprises, Inc. Class A	18,900	305,424
Tobacco - 2.0%
Altria Group, Inc.	171,500	3,490,025
TOTAL CONSUMER STAPLES		13,326,658
ENERGY - 13.9%
Energy Equipment & Services - 4.8%
Basic Energy Services, Inc. (a)	20,000	538,400
BJ Services Co.	15,000	441,000
ENSCO International, Inc.	12,700	878,078
Helmerich & Payne, Inc.	28,000	1,655,640
Lufkin Industries, Inc.	4,200	374,640
Nabors Industries Ltd. (a)	33,640	1,226,514
Noble Corp.	16,500	855,855
Oil States International, Inc. (a)	9,400	515,872
Patterson-UTI Energy, Inc.	24,100	684,922
Pride International, Inc. (a)	10,000	387,600
Superior Energy Services, Inc. (a)	10,000	474,300
Tidewater, Inc.	6,300	377,622
		8,410,443
Oil, Gas & Consumable Fuels - 9.1%
Apache Corp.	4,100	459,897
Cimarex Energy Co.	24,900	1,297,539
ConocoPhillips	82,322	6,719,122
El Paso Corp.	70,000	1,255,100
Hess Corp.	28,500	2,889,900
Mariner Energy, Inc. (a)	19,200	508,032
Stone Energy Corp. (a)	4,700	239,794
Valero Energy Corp.	42,000	1,403,220
W&T Offshore, Inc.	8,200	362,932
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Whiting Petroleum Corp. (a)	4,700	$ 440,249
Williams Companies, Inc.	16,000	512,800
		16,088,585
TOTAL ENERGY		24,499,028
FINANCIALS - 15.8%
Capital Markets - 3.6%
BlackRock, Inc. Class A	2,000	433,420
Goldman Sachs Group, Inc.	32,000	5,889,280
		6,322,700
Consumer Finance - 0.3%
Discover Financial Services	30,000	439,500
Diversified Financial Services - 4.9%
JPMorgan Chase & Co.	200,000	8,125,999
KKR Financial Holdings LLC	50,000	513,500
		8,639,499
Insurance - 5.8%
American Equity Investment Life Holding Co.	28,200	246,468
Aspen Insurance Holdings Ltd.	30,000	761,700
Assurant, Inc.	37,700	2,266,524
Axis Capital Holdings Ltd.	12,900	408,672
Berkshire Hathaway, Inc. Class B (a)	1,300	4,977,700
Loews Corp.	23,000	1,024,880
Platinum Underwriters Holdings Ltd.	7,700	277,970
RenaissanceRe Holdings Ltd.	4,200	213,654
		10,177,568
Real Estate Investment Trusts - 1.0%
Annaly Capital Management, Inc.	118,070	1,779,315
Thrifts & Mortgage Finance - 0.2%
Hudson City Bancorp, Inc.	20,000	365,200
TOTAL FINANCIALS		27,723,782
HEALTH CARE - 8.1%
Health Care Equipment & Supplies - 2.2%
Baxter International, Inc.	50,000	3,430,500
Hill-Rom Holdings, Inc.	15,000	421,350
		3,851,850
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 1.5%
AMERIGROUP Corp. (a)	20,000	$ 508,000
Molina Healthcare, Inc. (a)	20,000	596,800
Universal Health Services, Inc. Class B	26,700	1,618,554
		2,723,354
Life Sciences Tools & Services - 1.3%
Thermo Fisher Scientific, Inc. (a)	38,200	2,311,864
Pharmaceuticals - 3.1%
Abbott Laboratories	60,000	3,380,400
Johnson & Johnson	30,000	2,054,100
		5,434,500
TOTAL HEALTH CARE		14,321,568
INDUSTRIALS - 12.5%
Aerospace & Defense - 3.0%
Alliant Techsystems, Inc. (a)	2,100	207,879
L-3 Communications Holdings, Inc.	10,000	986,900
Northrop Grumman Corp.	40,300	2,715,817
Raytheon Co.	24,000	1,366,320
		5,276,916
Building Products - 0.6%
Lennox International, Inc.	13,800	492,660
Owens Corning (a)	20,000	520,200
		1,012,860
Commercial Services & Supplies - 0.9%
CRA International, Inc. (a)	10,000	376,300
FTI Consulting, Inc. (a)	4,100	291,756
The Brink's Co.	14,000	965,440
		1,633,496
Industrial Conglomerates - 2.0%
Tyco International Ltd.	78,075	3,479,022
Machinery - 4.9%
AGCO Corp. (a)	8,800	526,680
Caterpillar, Inc.	12,000	834,240
Columbus McKinnon Corp. (NY Shares) (a)	10,000	257,100
Cummins, Inc.	28,800	1,910,592
Deere & Co.	20,000	1,403,200
Flowserve Corp.	15,000	2,000,100
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Ingersoll-Rand Co. Ltd. Class A	31,300	$ 1,126,800
SPX Corp.	4,100	519,798
		8,578,510
Marine - 0.6%
Alexander & Baldwin, Inc.	11,700	507,663
Safe Bulkers, Inc.	25,000	473,750
		981,413
Road & Rail - 0.5%
Ryder System, Inc.	8,600	567,256
YRC Worldwide, Inc. (a)	22,700	383,630
		950,886
TOTAL INDUSTRIALS		21,913,103
INFORMATION TECHNOLOGY - 19.2%
Communications Equipment - 0.9%
AudioCodes Ltd. (a)	72,200	316,958
Nokia Corp. sponsored ADR	35,000	956,200
Oplink Communications, Inc. (a)	25,800	280,446
		1,553,604
Computers & Peripherals - 10.0%
Hewlett-Packard Co.	157,800	7,069,440
International Business Machines Corp.	38,700	4,952,826
NCR Corp. (a)	21,700	582,862
Western Digital Corp. (a)	170,000	4,894,300
		17,499,428
Electronic Equipment & Instruments - 2.0%
Flextronics International Ltd. (a)	28,500	254,505
SMART Modular Technologies (WWH), Inc. (a)	48,300	188,853
Tyco Electronics Ltd.	92,375	3,061,308
		3,504,666
IT Services - 3.2%
Accenture Ltd. Class A	54,300	2,267,568
Affiliated Computer Services, Inc. Class A (a)	10,000	482,000
MasterCard, Inc. Class A	5,800	1,416,070
Perot Systems Corp. Class A (a)	25,000	418,000
The Western Union Co.	40,000	1,105,600
		5,689,238
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.4%
Entegris, Inc. (a)	50,000	$ 316,500
Skyworks Solutions, Inc. (a)	48,200	455,972
		772,472
Software - 2.7%
Sybase, Inc. (a)	58,825	1,977,108
Symantec Corp. (a)	128,900	2,715,923
		4,693,031
TOTAL INFORMATION TECHNOLOGY		33,712,439
MATERIALS - 6.0%
Chemicals - 2.1%
CF Industries Holdings, Inc.	6,000	980,760
Terra Industries, Inc.	17,000	918,000
The Mosaic Co.	13,950	1,774,580
		3,673,340
Metals & Mining - 3.9%
Cleveland-Cliffs, Inc.	5,400	585,414
Compass Minerals International, Inc.	7,200	544,320
Freeport-McMoRan Copper & Gold, Inc. Class B	22,173	2,145,238
Steel Dynamics, Inc.	15,000	475,200
United States Steel Corp.	20,000	3,207,200
		6,957,372
TOTAL MATERIALS		10,630,712
UTILITIES - 3.8%
Electric Utilities - 0.4%
FirstEnergy Corp.	10,000	735,500
Gas Utilities - 1.7%
Energen Corp.	24,800	1,492,960
Questar Corp.	28,600	1,512,368
		3,005,328
Independent Power Producers & Energy Traders - 1.2%
AES Corp. (a)	20,000	322,800
Mirant Corp. (a)	43,500	1,331,535
NRG Energy, Inc. (a)	10,000	362,900
		2,017,235
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.5%
CMS Energy Corp.	65,000	$ 877,500
TOTAL UTILITIES		6,635,563
TOTAL COMMON STOCKS (Cost $157,002,710)		167,349,405
U.S. Treasury Obligations - 0.6%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 1.76% to 1.92% 8/7/08 to 9/4/08 (c) (Cost $1,148,950)	$ 1,150,000	1,149,179
Money Market Funds - 4.1%
	Shares
Fidelity Cash Central Fund, 2.35% (b) (Cost $7,148,143)	7,148,143	7,148,143
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $165,299,803)		175,646,727
NET OTHER ASSETS - 0.1%		97,566
NET ASSETS - 100%		$ 175,744,293
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
107 CME E-mini S&P 500 Index Contracts	Sept. 2008	$ 6,778,985	$ (320,987)
The face value of futures purchased as a percentage of net assets - 3.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,149,179.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 84,058
Fidelity Securities Lending Cash Central Fund	22,235
Total	$ 106,293
Income Tax Information

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $165,432,379. Net unrealized appreciation aggregated $10,214,348, of which $16,836,159 related to appreciated investment securities and $6,621,811 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Advisor Tax Managed
Stock Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2008

1.804830.104

ATMS-QTLY-0908

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
CONSUMER DISCRETIONARY - 11.4%
Diversified Consumer Services - 0.6%
H&R Block, Inc.	10,000	$ 243,300
Hotels, Restaurants & Leisure - 3.1%
McDonald's Corp.	21,800	1,303,422
Household Durables - 0.3%
The Stanley Works	3,000	133,440
Internet & Catalog Retail - 0.7%
Priceline.com, Inc. (a)	2,400	275,880
Leisure Equipment & Products - 0.6%
Hasbro, Inc.	6,000	232,320
Media - 0.0%
E.W. Scripps Co. Class A	833	5,764
Specialty Retail - 0.4%
Ross Stores, Inc.	5,000	189,800
Textiles, Apparel & Luxury Goods - 5.7%
Coach, Inc. (a)	5,000	127,550
Deckers Outdoor Corp. (a)	1,000	113,010
FGX International Ltd.	10,500	121,800
G-III Apparel Group Ltd. (a)	10,800	173,124
Hanesbrands, Inc. (a)	5,000	107,200
NIKE, Inc. Class B	14,100	827,388
Phillips-Van Heusen Corp.	3,200	113,280
Polo Ralph Lauren Corp. Class A	4,000	236,680
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	7,100	134,190
VF Corp.	1,900	136,002
Warnaco Group, Inc. (a)	3,100	130,045
Wolverine World Wide, Inc.	6,200	165,726
		2,385,995
TOTAL CONSUMER DISCRETIONARY		4,769,921
CONSUMER STAPLES - 8.6%
Beverages - 2.0%
Molson Coors Brewing Co. Class B	15,800	852,726
Food & Staples Retailing - 3.3%
BJ's Wholesale Club, Inc. (a)	2,800	105,084
Kroger Co.	33,100	936,068
SUPERVALU, Inc.	13,700	350,994
		1,392,146
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 1.0%
Tyson Foods, Inc. Class A	27,200	$ 405,280
Personal Products - 0.2%
Nu Skin Enterprises, Inc. Class A	5,000	80,800
Tobacco - 2.1%
Altria Group, Inc.	43,000	875,050
TOTAL CONSUMER STAPLES		3,606,002
ENERGY - 14.4%
Energy Equipment & Services - 4.6%
Basic Energy Services, Inc. (a)	4,300	115,756
BJ Services Co.	5,000	147,000
ENSCO International, Inc.	3,100	214,334
Helmerich & Payne, Inc.	3,500	206,955
Lufkin Industries, Inc.	1,900	169,480
Nabors Industries Ltd. (a)	8,000	291,680
Oil States International, Inc. (a)	2,500	137,200
Patterson-UTI Energy, Inc.	10,400	295,568
Pride International, Inc. (a)	2,700	104,652
Superior Energy Services, Inc. (a)	2,800	132,804
Tidewater, Inc.	2,000	119,880
		1,935,309
Oil, Gas & Consumable Fuels - 9.8%
Apache Corp.	1,000	112,170
Chevron Corp.	2,300	194,488
Cimarex Energy Co.	1,700	88,587
ConocoPhillips	20,884	1,704,552
El Paso Corp.	10,700	191,851
Hess Corp.	10,500	1,064,700
Mariner Energy, Inc. (a)	8,300	219,618
Valero Energy Corp.	7,440	248,570
Whiting Petroleum Corp. (a)	1,000	93,670
Williams Companies, Inc.	6,000	192,300
		4,110,506
TOTAL ENERGY		6,045,815
Common Stocks - continued
	Shares	Value
FINANCIALS - 15.9%
Capital Markets - 3.8%
BlackRock, Inc. Class A	1,000	$ 216,710
Goldman Sachs Group, Inc.	7,500	1,380,300
		1,597,010
Consumer Finance - 0.4%
Discover Financial Services	10,000	146,500
Diversified Financial Services - 5.1%
JPMorgan Chase & Co.	50,000	2,031,501
KKR Financial Holdings LLC	10,000	102,700
		2,134,201
Insurance - 5.4%
American Equity Investment Life Holding Co.	12,300	107,502
Assurant, Inc.	3,300	198,396
Axis Capital Holdings Ltd.	5,300	167,904
Berkshire Hathaway, Inc. Class B (a)	300	1,148,700
Loews Corp.	9,700	432,232
Platinum Underwriters Holdings Ltd.	3,500	126,350
RenaissanceRe Holdings Ltd.	1,800	91,566
		2,272,650
Real Estate Investment Trusts - 1.0%
Annaly Capital Management, Inc.	28,100	423,467
Thrifts & Mortgage Finance - 0.2%
Hudson City Bancorp, Inc.	5,000	91,300
TOTAL FINANCIALS		6,665,128
HEALTH CARE - 6.6%
Health Care Equipment & Supplies - 2.3%
Baxter International, Inc.	12,900	885,069
Hill-Rom Holdings, Inc.	3,000	84,270
		969,339
Health Care Providers & Services - 1.2%
AMERIGROUP Corp. (a)	5,000	127,000
Molina Healthcare, Inc. (a)	5,000	149,200
Universal Health Services, Inc. Class B	3,900	236,418
		512,618
Life Sciences Tools & Services - 1.1%
Thermo Fisher Scientific, Inc. (a)	7,400	447,848
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 2.0%
Abbott Laboratories	15,000	$ 845,100
TOTAL HEALTH CARE		2,774,905
INDUSTRIALS - 13.2%
Aerospace & Defense - 3.8%
Alliant Techsystems, Inc. (a)	1,000	98,990
L-3 Communications Holdings, Inc.	3,000	296,070
Northrop Grumman Corp.	9,300	626,727
Raytheon Co.	9,600	546,528
		1,568,315
Building Products - 0.6%
Lennox International, Inc.	3,400	121,380
Owens Corning (a)	5,000	130,050
		251,430
Commercial Services & Supplies - 0.5%
CRA International, Inc. (a)	3,200	120,416
The Brink's Co.	1,500	103,440
		223,856
Industrial Conglomerates - 1.3%
Tyco International Ltd.	12,250	545,860
Machinery - 5.5%
AGCO Corp. (a)	3,000	179,550
Caterpillar, Inc.	3,000	208,560
Columbus McKinnon Corp. (NY Shares) (a)	4,700	120,837
Cummins, Inc.	9,600	636,864
Deere & Co.	7,400	519,184
Flowserve Corp.	2,000	266,680
Ingersoll-Rand Co. Ltd. Class A	5,600	201,600
SPX Corp.	1,300	164,814
		2,298,089
Marine - 0.6%
Alexander & Baldwin, Inc.	3,300	143,187
Safe Bulkers, Inc.	5,000	94,750
		237,937
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 0.9%
Ryder System, Inc.	3,500	$ 230,860
YRC Worldwide, Inc. (a)	9,200	155,480
		386,340
TOTAL INDUSTRIALS		5,511,827
INFORMATION TECHNOLOGY - 19.0%
Communications Equipment - 1.1%
AudioCodes Ltd. (a)	24,500	107,555
Nokia Corp. sponsored ADR	10,000	273,200
Oplink Communications, Inc. (a)	8,700	94,569
		475,324
Computers & Peripherals - 11.5%
Hewlett-Packard Co.	37,600	1,684,480
International Business Machines Corp.	13,700	1,753,326
NCR Corp. (a)	8,100	217,566
Western Digital Corp. (a)	40,900	1,177,511
		4,832,883
Electronic Equipment & Instruments - 0.9%
Flextronics International Ltd. (a)	12,400	110,732
SMART Modular Technologies (WWH), Inc. (a)	16,400	64,124
Tyco Electronics Ltd.	5,550	183,927
		358,783
IT Services - 3.3%
Accenture Ltd. Class A	11,100	463,536
Affiliated Computer Services, Inc. Class A (a)	3,000	144,600
MasterCard, Inc. Class A	1,800	439,470
Perot Systems Corp. Class A (a)	6,000	100,320
The Western Union Co.	9,000	248,760
		1,396,686
Semiconductors & Semiconductor Equipment - 0.6%
Entegris, Inc. (a)	14,200	89,886
Skyworks Solutions, Inc. (a)	14,700	139,062
		228,948
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 1.6%
Sybase, Inc. (a)	12,967	$ 435,821
Symantec Corp. (a)	11,800	248,626
		684,447
TOTAL INFORMATION TECHNOLOGY		7,977,071
MATERIALS - 4.5%
Chemicals - 1.9%
CF Industries Holdings, Inc.	1,000	163,460
Terra Industries, Inc.	4,000	216,000
The Mosaic Co.	3,350	426,154
		805,614
Metals & Mining - 2.6%
Cleveland-Cliffs, Inc.	1,400	151,774
Compass Minerals International, Inc.	1,900	143,640
Freeport-McMoRan Copper & Gold, Inc. Class B	4,936	477,558
Steel Dynamics, Inc.	6,200	196,416
United States Steel Corp.	700	112,252
		1,081,640
TOTAL MATERIALS		1,887,254
UTILITIES - 3.5%
Electric Utilities - 0.5%
FirstEnergy Corp.	3,000	220,650
Gas Utilities - 1.9%
Energen Corp.	6,200	373,240
Questar Corp.	8,000	423,040
		796,280
Independent Power Producers & Energy Traders - 0.6%
AES Corp. (a)	5,000	80,700
Mirant Corp. (a)	2,700	82,647
NRG Energy, Inc. (a)	2,000	72,580
		235,927
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.5%
CMS Energy Corp.	15,000	$ 202,500
TOTAL UTILITIES		1,455,357
TOTAL COMMON STOCKS (Cost $35,299,905)		40,693,280
U.S. Treasury Obligations - 0.5%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 1.55% to 1.8% 8/7/08 to 10/9/08 (c) (Cost $209,644)	$ 210,000	209,663
Money Market Funds - 2.2%
	Shares
Fidelity Cash Central Fund, 2.35% (b) (Cost $930,934)	930,934	930,934
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $36,440,483)		41,833,877
NET OTHER ASSETS - 0.2%		83,881
NET ASSETS - 100%		$ 41,917,758
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
14 CME E-mini S&P 500 Index Contracts	Sept. 2008	$ 886,970	$ 11,733
The face value of futures purchased as a percentage of net assets - 2.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $209,663.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,984
Fidelity Securities Lending Cash Central Fund	1,236
Total	$ 15,220
Income Tax Information

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $36,504,086. Net unrealized appreciation aggregated $5,329,791, of which $6,455,320 related to appreciated investment securities and $1,125,529 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Beacon Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Beacon Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2008
By:	/s/Jeffrey Christian
Jeffrey Christian
Chief Financial Officer

Date:	September 29, 2008